Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of income tax expenses
(1)	Income tax expenses for the years ended December 31, 2023, 2022 and 2021 consist of the following:

(In millions of won)
	2023		2022	2021
Current tax expense:
Current year	~~W~~	273,936	274,902	319,539
Current tax of prior years(*)		(11,590)	73,477	705

		262,346	348,379	320,244

Deferred tax expense:
Changes in net deferred tax assets		79,896	(60,058)	331,704

Income tax expense
Tax expense of continuing operation		342,242	288,321	446,796
Tax expense of discontinued operation		—	—	205,152

	~~W~~	342,242	288,321	651,948

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

Difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes
(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2023, 2022 and 2021 is attributable to the following:

(In millions of won)
	2023		2022	2021(*)
Income taxes at statutory income tax rate	~~W~~	382,517	329,580	834,146
Non-taxable income		(3,091)	(14,969)	(13,924)
Non-deductible expenses		15,725	24,679	15,329
Tax credit and tax reduction		(64,829)	(10,300)	(62,075)
Changes in unrecognized deferred taxes		14,354	21,057	(68,589)
Changes in tax rate		3,444	(42,307)	(36,193)
Income tax refund and others		(5,878)	(19,419)	(16,746)

Income tax expense	~~W~~	342,242	288,321	651,948

(*)	The aggregated amount of profit before income tax from continuing and discontinued operations.

Deferred taxes directly charged to (credited from) equity
(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Valuation gain (loss) on financial assets measured at fair value	~~W~~	12,977	167,249	(208,490)
Share of other comprehensive gain (loss) of investment in associates and joint ventures		292	(2,972)	(34)
Valuation gain (loss) on derivatives		5,631	7,649	(5,709)
Remeasurement of defined benefit liabilities (assets)		(2,672)	(20,867)	(3,780)
Gain (loss) on disposal of treasury shares and others		(53)	(28,108)	26,970

	~~W~~	16,175	122,951	(191,043)

Details of the changes in deferred tax assets (liabilities)
(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	~~W~~	75,042	73	—	75,115
Accrued interest income		(7,903)	1,064	—	(6,839)
Financial assets measured at fair value		(10,171)	(5,332)	12,977	(2,526)
Investments in subsidiaries, associates and joint ventures		16,846	5,792	292	22,930
Property and equipment and intangible assets		(352,605)	(66,808)	—	(419,413)
Provisions		1,629	(310)	—	1,319
Retirement benefit obligation		30,619	(15,517)	(2,672)	12,430
Valuation gain on derivatives		12,768	1,271	5,631	19,670
Gain (loss) on foreign currency translation		20,633	34	—	20,667
Incremental costs to acquire a contract		(722,900)	4,689	—	(718,211)
Contract assets and liabilities		4,279	13,286	—	17,565
Right-of-use assets		(431,397)	41,534	—	(389,863)
Lease liabilities		428,648	(40,557)	—	388,091
Others		85,716	(81,397)	(53)	4,266

		(848,796)	(142,178)	16,175	(974,799)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		2,007	5,143	—	7,150
Tax credit		89,883	57,139	—	147,022

		91,890	62,282	—	154,172

	~~W~~	(756,906)	(79,896)	16,175	(820,627)

(In millions of won)
	2022
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Business combinations	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	~~W~~	77,357	(2,315)	—	—	75,042
Accrued interest income		(166)	(5,057)	—	(2,680)	(7,903)
Financial assets measured at fair value		(157,828)	(19,592)	167,249	—	(10,171)
Investments in subsidiaries, associates and joint ventures		(31,817)	51,635	(2,972)	—	16,846
Property and equipment and intangible assets		(305,967)	(46,895)	—	257	(352,605)
Provisions		4,198	(2,569)	—	—	1,629
Retirement benefit obligation		52,332	(875)	(20,867)	29	30,619
Valuation gain on derivatives		6,336	(1,217)	7,649	—	12,768
Gain (loss) on foreign currency translation		21,378	(745)	—	—	20,633
Incremental costs to acquire a contract		(749,871)	26,971	—	—	(722,900)
Contract assets and liabilities		(2,201)	6,480	—	—	4,279
Right-of-use assets		(389,502)	(41,895)	—	—	(431,397)
Lease liabilities		381,537	47,111	—	—	428,648
Others		68,481	41,691	(28,108)	3,652	85,716

		(1,025,733)	52,728	122,951	1,258	(848,796)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		—	2,007	—	—	2,007
Tax credit		84,560	5,323	—	—	89,883

		84,560	7,330	—	—	91,890

	~~W~~	(941,173)	60,058	122,951	1,258	(756,906)

Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets
(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Loss allowance	~~W~~	77,837	85,969
Investments in subsidiaries, associates and joint ventures		(480,667)	(434,253)
Other temporary differences		64,004	61,817
Unused tax loss carryforwards		174,589	229,410

Unused tax loss carryforwards which are not recognized as deferred tax assets
The amount of unused tax loss carryforwards which are not recognized as deferred tax assets as of December 31, 2023 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards
Less than 1 year	~~W~~	19,087
1 ~ 2 years		14,345
2 ~ 3 years		12,956
More than 3 years		128,201

	~~W~~	174,589